Note 5 - Exploration and Evaluation Assets (Details Textual) - CAD ($) $ in Thousands						12 Months Ended
	Jan. 18, 2024	Jul. 13, 2023	Jan. 01, 2023	Jul. 04, 2022	Jun. 13, 2022	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Tax expense (income)						$ 2,100	$ 4,900
Current tax liabilities						1,992	7
Impairment of exploration and evaluation assets						74	1,809
NevGold Corp [member]
Statement Line Items [Line Items]
Maximum success-based Contingent Payments requirement						7,500
Purchase of equity, number of shares received (in shares)	10,000,000	4,109,589	3,658,536
Purchase of equity, shares received amount		$ 1,562	$ 1,134			2,260
Purchase of equity, deemed value of shares received	$ 3,200
Mineral property option, carry amount	$ 0
Tax expense (income)						1,925
Current tax liabilities						1,992
Contingent payments requirement, completion of a positive Preliminary Economic Assessment						500
Contingent payments requirement, completion of a positive Feasibility Study						4,500
Contingent payments requirement, completion of a positive Preliminary Feasibility Study						2,500
Almaden gold project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project					100.00%
Almaden gold project [member] | NevGold Corp [member]
Statement Line Items [Line Items]
Number of common shares receipt (in shares)					4,444,444
Common shares receipt, fair value				$ 2,489
Maximum success-based Contingent Payments requirement					$ 6,000
Surubim gold project [member]
Statement Line Items [Line Items]
Impairment of exploration and evaluation assets						$ 74	$ 1,809